COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights Agreement

The holders of the Founder Shares, Private Placement Warrants and Public Warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Registration Statement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to consummation of a Business Combination. The Company has granted Cantor and Odeon or their designees or affiliates certain registration rights relating to these securities. The underwriters of the Initial Public Offering may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Registration Statement and may not exercise demand rights on more than one occasion. The Company bears the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

In connection with the Initial Public Offering, the underwriters were granted a 45-day option from the date of the prospectus to purchase up to 3,000,000 additional Units to cover over-allotments. On October 12, 2021, the underwriters fully exercised the over-allotment option to purchase an additional 3,000,000 Units at an offering price of $10.00 per Unit, generating additional gross proceeds of $30,000,000 to the Company.

The underwriters were paid a cash underwriting discount of $0.20 per Unit (excluding over-allotment Units) in the Initial Public Offering, or $4,000,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.50 per Unit (excluding over-allotment Units) and $0.70 per over-allotment Unit (totaling $12,100,000 in the aggregate) is payable to the underwriters for deferred underwriting commissions. The deferred fee is payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of that certain underwriting agreement, dated as of October 6, 2021 (the “Underwriting Agreement”).

On April 12, 2023, the Company entered into a fee reduction agreement (the “Fee Reduction Agreement”), which amends the Underwriting Agreement. According to the Underwriting Agreement, the Company previously agreed to pay to the underwriters of the Initial Public Offering an aggregate of $12,100,000 as deferred underwriting commissions, a portion of which fee is payable to each underwriter in proportion to their respective commitments pursuant to the Underwriting Agreement, upon the consummation of a

Business Combination. Pursuant to the Fee Reduction Agreement, the underwriters have agreed to forfeit sixty-six and 94/100 percent (66.94%) of the aggregate deferred underwriting commissions of $12,100,000 for a total reduction of $8,100,000. However, if the Company enters into a Business Combination with a target at a pre-money valuation above $100 million, the forfeiture percentage for underwriters will be reduced to no less than fifty percent (50%) of the aggregate deferred underwriting commissions of $12,100,000 for an approximate reduction of $6,050,000.

On April 4, 2024, the Company entered into an Amended & Restated Fee Reduction Agreement, which amends the Underwriting Agreement with Cantor Fitzgerald & Co. (“CF&CO”). Pursuant to the Amended and Restated Fee Reduction Agreement with CF&CO, in the event that the Company consummates the Business Combination with AERKOMM, CF&CO agrees that it will forfeit $6,475,000 of the aggregate original deferred fee that would otherwise be payable by the Company to CF&CO, resulting in a remainder of $1,995,000. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a business combination, subject to the terms of the underwriting agreement.

On April 4, 2024, the Company entered into an Amended & Restated Fee Reduction Agreement, which amends the Underwriting Agreement with Odeon Capital Group LLC (“Odeon”). Pursuant to the Amended and Restated Fee Reduction Agreement with Odeon, in the event that the Company consummates the Business Combination with AERKOMM, Odeon agrees that it will forfeit $2,775,000 of the aggregate original deferred fee that would otherwise be payable by the Company to Odeon, resulting in a remainder of $855,000. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a business combination, subject to the terms of the underwriting agreement.

Merger Agreement

On March 29, 2024, the Company, a Cayman Islands exempted company (which will de-register from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation prior to the Closing Date) entered into a Merger Agreement, by and among the Company, AKOM Merger Sub Inc., a Nevada corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and AERKOMM Inc., a Nevada corporation (the “AERKOMM”) (as it may be amended and/or restated from time to time, the “Merger Agreement”).

The PIPE Investment

Concurrently with the execution of the Merger Agreement, the Company and AERKOMM entered into subscription agreements (the “Subscription Agreements”) with certain accredited investors providing for investments in the Company’s Common Stock in a private placement for an aggregate cash amount of $35,000,000 at $11.50 per share of the Company’s Common Stock (the “PIPE Investment”).

AERKOMM will exercise reasonable best efforts to obtain a PIPE Investment Amount of at least $65,000,000 (inclusive of investment amounts under SAFE Agreements (as defined below)) pursuant to PIPE arrangements, and will obtain a minimum PIPE Investment Amount, unless waived by the Company, of at least $ 45,000,000 minus the investment amount obtained pursuant to SAFE Agreements (the “PIPE Minimum Investment Amount”) and will consummate the transactions contemplated by the Subscription Agreements.

The SAFE Investment

On March 29, 2024, IX Acquisition Corp. (Parent), a Cayman Islands exempted company, entered into a Merger Agreement, by and among Parent, AKOM Merger Sub Inc., a Nevada corporation and a wholly owned subsidiary of Parent (“Merger Sub”), and AERKOMM Inc., a Nevada corporation (the “Company”) (as it may be amended and/or restated from time to time, the “Merger Agreement”). Capitalized terms used but not otherwise defined herein have the meanings given to them in the Merger Agreement.

Pursuant to the Merger Agreement, the Company was obligated to enter into simple agreements for future equity (the “SAFE Agreements”) with certain investors providing for investments in shares of the Company’s Common Stock in a private placement in an aggregate amount of not less than $15,000,000 (exercising reasonable best efforts to secure $5,000,000 within twenty (20) Business Days of the date of the Merger Agreement, another $5,000,000 within forty (40) Business Days of the date of the Merger Agreement, and another $5,000,000 within sixty (60) Business Days of the date of the Merger Agreement) that will automatically convert upon the

Closing at $11.50 per share of the Parent’s Common Stock and in accordance with such SAFE Agreements and the Merger Agreement (such investments in the aggregate, the “SAFE Investment”).

As of August 12, 2024, an aggregate of $2.6 million of SAFE Investment has been made. The SAFE Investment will initially be placed in an escrow account and may be released from such escrow account to an account of the Company pursuant to the joint written instructions of the Company and the Parent.

The Company analyzed the SAFE agreement under ASC 480 and ASC 815, noting that the Common Stock and Incentive Shares issuable under the SAFE Agreement do NOT meets the requirements for equity classification. As a result, the Common Stock and Incentive Shares are required to be classified as a liability and measured at fair value with changes in fair value recorded in earnings, the SAFE notes were issued by Aerkomm and as such the liability has been reflected in the financial statement of Aerkomm, Inc at issuance and as of June 30, 2024.

Sponsor Support Agreement

In connection with the execution of the Merger Agreement, the Company entered into a support agreement (the “Sponsor Support Agreement”) with the Sponsor and AERKOMM, pursuant to which the Sponsor agreed to, among other things, (i) vote all of its shares in favor of each the Company Proposal sought by the Company with respect to the Merger Agreement or the transactions contemplated thereby, (ii) vote against any Alternative Proposal or proposal relating to a business combination transaction, (iii) vote against any merger agreement or merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by the Company (other than the Merger Agreement and transactions relating to the Merger), (iv) vote against any change in the business, management or Board of Directors of the Company (other than in connection with the Merger), (v) vote against any proposal that would impede the Merger or that would result in a breach with respect to any obligation or agreement of the Company, Merger Sub or the Sponsor under the Merger Agreement or the Company Support Agreement, and (vi) vote in favor of any proposal to extend the period of time the Company is afforded under its organizational documents to consummate an initial business combination, in each case, subject to the terms and conditions of the Company Support Agreement.

AERKOMM Support Agreement

In connection with the execution of the Merger Agreement, the Company entered into a support agreement (the “AERKOMM Support Agreement”) with AERKOMM and certain shareholders of AERKOMM (the “AERKOMM Supporting Shareholders”) pursuant to which the AERKOMM Supporting Shareholders agreed to, among other things,(i) vote to approve and adopt the Merger Agreement and the transactions contemplated thereby, including the Merger (“AERKOMM Transaction Proposals”); (ii) vote against any merger agreement or merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by AERKOMM (other than the Merger Agreement and the transactions relating to the Merger); (iii) vote against any change in the business (to the extent in violation of the Merger Agreement), management or Board of Directors of AERKOMM (other than in connection with AERKOMM Transaction Proposals and the transactions contemplated thereby); and (iv) vote against any proposal that would impede the Merger or that would result in a breach with respect to any obligation or agreement of AERKOMM or AERKOMM Securityholders under the Merger Agreement or the AERKOMM Support Agreement.

Registration Rights Agreement

The Merger Agreement contemplates that, at the Closing, Pubco, the Sponsor and certain former shareholders of AERKOMM (collectively, the “Holders”) will enter into a registration rights agreement (the “Registration Rights Agreement”), pursuant to which Pubco will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain the Company’s Common Shares and Domesticated the Company Warrants that are held by the Holders from time to time.

The Registration Rights Agreement amends and restates the registration rights agreement that was entered into the Company, the Sponsor and the other parties thereto in connection with the Company’s initial public offering. The Registration Rights Agreement will terminate on the earlier of (a) the five year anniversary of the date of the Registration Rights Agreement or (b) with respect to any Holder, on the date that such Holder no longer holds any Registrable Securities.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights Agreement

The holders of the Founder Shares, Private Placement Warrants and Public Warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Registration Statement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to consummation of a Business Combination. The Company has granted Cantor and Odeon or their designees or affiliates certain registration rights relating to these securities. The underwriters of the Initial Public Offering may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Registration Statement and may not exercise demand rights on more than one occasion. The Company bears the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

In connection with the Initial Public Offering, the underwriters were granted a 45-day option from the date of the prospectus to purchase up to 3,000,000 additional Units to cover over-allotments. On October 12, 2021, the underwriters fully exercised the over-allotment option to purchase an additional 3,000,000 Units at an offering price of $10.00 per Unit, generating additional gross proceeds of $30,000,000 to the Company.

The underwriters were paid a cash underwriting discount of $0.20 per Unit (excluding over-allotment Units) in the Initial Public Offering, or $4,000,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.50 per Unit (excluding over-allotment Units) and $0.70 per over-allotment Unit (totaling $12,100,000 in the aggregate) is payable to the underwriters for deferred underwriting commissions. The deferred fee is payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of that certain underwriting agreement, dated as of October 6, 2021 (the “Underwriting Agreement”).

On April 12, 2023, the Company entered into a fee reduction agreement (the “Fee Reduction Agreement”), which amends the Underwriting Agreement. According to the Underwriting Agreement, the Company previously agreed to pay to the underwriters of the Initial Public Offering an aggregate of $12,100,000 as deferred underwriting commissions, a portion of which fee is payable to each underwriter in proportion to their respective commitments pursuant to the Underwriting Agreement, upon the consummation of a Business Combination. Pursuant to the Fee Reduction Agreement, the underwriters have agreed to forfeit sixty-six and 94/100 percent (66.94%) of the aggregate deferred underwriting commissions of $12,100,000 for a total reduction of $8,100,000. However, if the Company enters into a Business Combination with a target at a pre-money valuation above $100 million, the forfeiture percentage for underwriters will be reduced to no less than fifty percent (50%) of the aggregate deferred underwriting commissions of $12,100,000 for an approximate reduction of $6,050,000.